Consolidated Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (2,694,664)	$ (3,707,447)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	13,782	18,175
Unrealized currency gain on short-term investments	0	(31,004)
Gain on equipment disposal	(50,200)	(35,649)
Change in value of warrant liability	(72,223)	(962,818)
Changes in operating assets and liabilities:
Accounts receivable and other current assets	(68,478)	431,324
Other long-term assets	11,871	(164)
Accounts payable and accrued expenses	196,523	(325,832)
Net cash used in operating activities	(2,663,389)	(4,613,415)
Cash flows from investing activities:
Purchase of short-term investments	(1,243,508)	(7,737,132)
Sale of short-term investments	1,351,639	11,695,498
Proceeds from sale of equipment	50,200	36,145
Purchase of equipment	(1,548)	(27,877)
Net cash provided by investing activities	156,783	3,966,634
Cash flows from financing activities:
Exercise of warrants	0	55,215
Net cash provided by financing activities	0	55,215
Effect of exchange rate change on cash and equivalents	15,496	(21,748)
Increase (decrease) in cash and cash equivalents	(2,491,110)	(613,314)
Cash and cash equivalents at beginning of period	3,617,234	4,230,548
Cash and cash equivalents at end of period	1,126,124	3,617,234
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$ 0	$ 0